                                             UAM Funds
                                             Funds for the Informed Investor(SM)


SAMI Preferred Stock Income Portfolio
Semi-Annual Report                                                April 30, 1999




                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                  SAMI PREFERRED STOCK INCOME PORTFOLIO
                                           APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   3
Statement of Assets and Liabilities.........................................   5
Statement of Operations.....................................................   6
Statement of Changes in Net Assets..........................................   7
Financial Highlights........................................................   8
Notes to Financial Statements...............................................   9

--------------------------------------------------------------------------------

UAM FUNDS                                 SAMI PREFERRED STOCK INCOME PORTFOLIO
-------------------------------------------------------------------------------

May 27, 1999

Dear Shareholders:

The second fiscal quarter of 1999 ended April 30th was a mixture of equity bullishness and interest rate bearishness. As the Dow climbed throughout the quarter and internet IPO's soared, interest rates took on an inverse relation-ship again. The 30-year U.S. Treasury Bond rose from 5.77% to 5.09%, an in-crease of 68 basis points. Part, if not most of this move was a retrenchment of the flight to quality from late 1998. As emerging market countries stabi-lized, U.S. Treasuries returned to trading levels experienced prior to their flight to quality during the financial crisis.

The objective of the Portfolio is to provide tax advantaged income through in-vestments in dividends received deduction (DRD) qualifying preferred stocks while minimizing capital fluctuations due to interest rate movements. We miti-gate the effect of interest rates on the Portfolio's underlying investments by maintaining a cross hedge of US Treasury note and bond futures and options on futures. Generally, the targeted duration for the Portfolio is three months. During the fiscal second quarter the Portfolio returned 4.48% compared to 1.06% for the three month US Treasury bill. For fiscal year to date 1999 the performance was 6.32%/7.35% taxable equivalent (for corporations able to take advantage of the dividends received deduction) versus 2.16% for the T-bill. For the six-month fiscal period ended April 30, 1999, the performance was 6.46%. The Salomon Brothers 1 to 3 Year Treasury Index has returned 1.19% for the same period, versus 2.22% for the 1 year U.S. Treasury Bill.

Although performance has been good recently, the size of the Portfolio has de-creased in the latest quarter from $30.9 million to $20.5 million. This de-crease is the result of general attrition of accounts that have been in the Portfolio for many years.

Sincerely,
Scott T. Fleming                                    Mark A. Lieb
Principal                                           Principal

                            Bernard M. Sussman
                            Principal

UAM FUND                                  SAMI PREFERRED STOCK INCOME PORTFOLIO

-------------------------------------------------------------------------------


    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives.

 The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

                     Definition of the Comparative Indices
                     -------------------------------------
Salomon Brothers 1 to 3 Year Treasury Index includes only U.S. Treasury Notes and Bonds with maturities one year or greater but less than three years.

The 1 Year U.S. Treasury Bill includes short-term government debt securities with maturities of one year or less issued at a discount from face value.

    The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.
      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                  SAMI PREFERRED STOCK INCOME PORTFOLIO
                                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
PREFERRED STOCKS - 93.2%

                                                          Shares      Value+
                                                        ----------- -----------

 FINANCIAL SERVICES - 9.3%
  Heller Financial, Inc., Series C, 6.687%............       10,000 $ 1,060,000
  Lehman Brothers Holdings, Series C, 5.94%...........       18,000     839,250
                                                                    -----------
                                                                      1,899,250
                                                                    -----------

 TELECOMMUNICATIONS - 6.2%
  GTE Florida, Inc., Series A, $1.25..................       55,336   1,279,645
                                                                    -----------

 UTILITIES - ELECTRICAL & GAS - 77.7%
  Alabama Power Co., 5.20%............................       20,000     492,500
  Baltimore Gas & Electric Co., Series 1993, 6.97%....        7,000     789,250
  Carolina Power & Light, $4.20.......................        9,828     743,979
  Central Illinois Light Co., 5.85%...................       10,000   1,058,900
  Dayton Power & Light, Series B, 3.75%...............        5,900     399,961
  Duke Power Co., Series X, 6.75%.....................          144      15,984
  Florida Power & Light Co., Series U, 6.75%..........        8,000     896,000
  Indianapolis Power & Light Co., 5.65%...............        5,000     530,000
  Jersey Central Power & Light Co., Series J, 8.65%...        2,500     262,500
  Louisville Gas & Electric, $5.875...................        8,000     840,000
  MidAmerican Energy Co., $4.35.......................        3,800     297,312
  NICOR, Inc., 4.48%..................................       20,000     975,000
  Pacific Enterprises, Inc., $4.36....................       10,430     868,819
  Pacific Gas & Electric Co., Series U, 7.04%.........       37,500   1,059,375
  Peco Energy, Series A, $3.80........................        5,060     357,439
  Potomac Electric Power Co., Series 1958, $2.46......       22,019   1,033,418
  Public Service Electric & Gas, Series D, 5.05%......        5,432     497,843
  South Carolina Electric & Gas Co., 6.52%............        9,000   1,005,750
  Southern California Edison Co., 4.24%...............       50,000   1,008,750
  Union Electric Co., $4.56...........................       11,770   1,022,695
  Virginia Electric & Power Co., $7.05................        8,100     911,250
  WPS Resources Corp., 6.88%..........................        7,500     834,375
                                                                    -----------
                                                                     15,901,100
                                                                    -----------
  TOTAL PREFERRED STOCKS (Cost $17,420,567).......................   19,079,995
                                                                    -----------

 PURCHASED PUT OPTIONS - 0.1%
                                                          No. of
                                                         Contracts
                                                        -----------


  *U.S. Treasury Bond expiring 6/99, strike price $120
   (Cost $44,116).....................................           29      28,547
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 SAMI PREFERRED STOCK INCOME PORTFOLIO
                                          APRIL 30, 1999 (Unaudited)
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT - 1.8%


                                                           Face
                                                          Amount      Value+
                                                        ----------- -----------

REPURCHASE AGREEMENT - 1.8%
 Chase Securities, Inc. 4.87%, dated 4/30/99, due
  5/3/99, to be repurchased at $358,145, collateralized
  by $331,076 of various U.S. Treasury Notes, 5.50%-
  7.00%, due 5/15/06-5/15/08, valued at $358,189 (Cost
  $358,000)............................................    $358,000 $   358,000
                                                                    -----------
 TOTAL INVESTMENTS - 95.1% (Cost $17,822,683) (a)..................  19,466,542
                                                                    -----------
 OTHER ASSETS AND LIABILITIES (NET)  - 4.9%........................     998,165
                                                                    -----------
 NET ASSETS - 100%................................................. $20,464,707
                                                                    ===========

  + See Note A to Financial Statements.
  * Non-Income Producing Security
(a) The cost for federal income tax purposes was $17,822,683. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $1,643,859. This consisted of aggregate gross unrealized appreciation for all securities of $1,744,058 and aggregate gross unrealized depreciation for all securities of $100,199.



The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  SAMI PREFERRED STOCK INCOME PORTFOLIO
                                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost............................................. $17,822,683
                                                                  ===========
Investments, at Value (Note A)................................... $19,466,542
Cash.............................................................         857
Margin Deposit on Futures Contracts..............................     450,000
Dividends Receivable.............................................      81,524
Interest Receivable..............................................          48
Receivable for Investments Sold..................................   1,051,840
Receivable for Portfolio Shares Sold.............................         100
Receivable due from Investment Adviser (Note B)..................       1,680
Receivable for Daily Variation on Futures Contracts..............     282,344
Other Assets.....................................................         196
                                                                  -----------
 Total Assets....................................................  21,335,131
                                                                  -----------
Liabilities
Payable for Investments Purchased................................     840,160
Payable for Administrative Fees (Note C).........................       8,161
Payable for Custodian Fees (Note D)..............................      12,299
Payable for Directors' Fees (Note F).............................       1,388
Other Liabilities................................................       8,416
                                                                  -----------
 Total Liabilities...............................................     870,424
                                                                  -----------
Net Assets....................................................... $20,464,707
                                                                  ===========
Net Assets Consist of:
Paid in Capital.................................................. $26,754,505
Undistributed Net Investment Income..............................      56,935
Accumulated Net Realized Loss....................................  (8,608,499)
Unrealized Appreciation..........................................   2,261,766
                                                                  -----------
Net Assets....................................................... $20,464,707
                                                                  ===========
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value) (Authorized
 25,000,000).....................................................   2,149,722
Net Asset Value, Offering and Redemption Price Per Share......... $      9.52
                                                                  ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  SAMI PREFERRED STOCK INCOME PORTFOLIO
                                           FOR THE SIX MONTHS ENDED
                                           APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends............................................................ $  708,428
Interest.............................................................      9,870
                                                                      ----------
 Total Income........................................................    718,298
                                                                      ----------
Expenses
Investment Advisory Fees (Note B)....................................     90,120
Administrative Fees (Note C).........................................     51,659
Custodian Fees (Note D)..............................................     24,857
Printing Fees........................................................      7,874
Audit Fees...........................................................      7,234
Registration & Filing Fees...........................................      7,220
Directors' Fees (Note F).............................................      2,212
Legal Fees...........................................................      1,397
Shareholder Servicing Fees...........................................        345
Other Expenses.......................................................      3,321
Investment Advisory Fees Waived (Note B).............................    (68,733)
                                                                      ----------
 Net Expenses........................................................    127,506
                                                                      ----------
Net Investment Income................................................    590,792
                                                                      ----------
Net Realized Gain (Loss) on:
 Investments.........................................................    264,016
 Futures.............................................................    216,735
                                                                      ----------
Net Realized Gain....................................................    480,751
                                                                      ----------
Net Change in Unrealized Appreciation/Depreciation on:
 Investments.........................................................   (487,822)
 Futures.............................................................    938,485
                                                                      ----------
Net Change in Unrealized Appreciation/Depreciation...................    450,663
                                                                      ----------
Net Gain.............................................................    931,414
                                                                      ----------
Net Increase in Net Assets Resulting from Operations................. $1,522,206
                                                                      ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  SAMI PREFERRED STOCK INCOME PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months Ended
                                                     April 30,      Year Ended
                                                        1999       October 31,
                                                    (Unaudited)        1998
                                                  ---------------- ------------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income..........................    $    590,792   $  1,577,635
 Net Realized Gain (Loss).......................         480,751     (1,139,644)
 Net Change in Unrealized
  Appreciation/Depreciation.....................         450,663         48,208
                                                    ------------   ------------
 Net Increase in Net Assets Resulting from
  Operations....................................       1,522,206        486,199
                                                    ------------   ------------
Distributions:
 Net Investment Income..........................        (737,675)    (1,481,766)
                                                    ------------   ------------
Capital Share Transactions: (1)
 Issued - Regular...............................         182,266      9,230,133
 In Lieu of Cash Distributions..................         583,000      1,024,808
 Redeemed.......................................     (11,620,343)   (11,275,808)
                                                    ------------   ------------
 Net Decrease from Capital Share Transactions...     (10,855,077)    (1,020,867)
                                                    ------------   ------------
 Total Decrease.................................     (10,070,546)    (2,016,434)
Net Assets:
 Beginning of Period............................      30,535,253     32,551,687
                                                    ------------   ------------
 End of Period (including undistributed net
  investment income of $56,935 and $203,818,
  respectively).................................    $ 20,464,707   $ 30,535,253
                                                    ============   ============
(1) Shares Issued and Redeemed:
  Shares Issued.................................          19,362        965,090
  In Lieu of Cash Distributions.................          63,455        107,883
  Shares Redeemed...............................      (1,252,641)    (1,192,006)
                                                    ------------   ------------
                                                      (1,169,824)      (119,033)
                                                    ============   ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  SAMI PREFERRED STOCK INCOME PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                         Six Months
                            Ended
                          April 30,            Years Ended October 31,
                            1999       ----------------------------------------------
                         (Unaudited)    1998      1997      1996      1995     1994
                         -----------   -------   -------   -------   -------  -------
Net Asset Value,
 Beginning of Period....   $  9.20     $  9.47   $  9.34   $  9.21   $  9.29  $  9.98
                           -------     -------   -------   -------   -------  -------
Income From Investment
 Operations
 Net Investment Income..      0.22        0.49      0.55      0.58      0.67     0.60
 Net Realized and
  Unrealized Gain
  (Loss)................      0.35       (0.30)     0.15      0.14     (0.08)   (0.71)
                           -------     -------   -------   -------   -------  -------
 Total From Investment
  Operations............      0.57        0.19      0.70      0.72      0.59    (0.11)
                           -------     -------   -------   -------   -------  -------
Distributions:
 Net Investment Income..     (0.25)      (0.46)    (0.57)    (0.59)    (0.67)   (0.58)
                           -------     -------   -------   -------   -------  -------
Net Asset Value, End of
 Period.................   $  9.52     $  9.20   $  9.47   $  9.34   $  9.21  $  9.29
                           =======     =======   =======   =======   =======  =======
Total Return............      6.46%+**    1.84%+    7.73%+    8.17%+    6.67%  (1.15)%
                           =======     =======   =======   =======   =======  =======
Ratios and Supplemental Data
Net Assets, End of
 Period (Thousands).....   $20,465     $30,535   $32,552   $27,528   $33,789  $91,221
Ratio of Expenses to
 Average Net Assets.....      0.99%*      0.99%     0.99%     0.99%     0.98%    0.89%
Ratio of Net Investment
 Income to Average
 Net Assets.............      4.59%*      5.26%     5.83%     6.26%     7.03%    6.45%
Portfolio Turnover
 Rate...................        11%         81%       59%       77%       44%      65%
Ratio of Voluntarily
 Waived Fees and
 Expenses Assumed by
 Affiliates to Average
 Net Assets.............      0.53%*      0.31%     0.18%     0.18%      N/A      N/A
Ratio of Expenses to
 Average Net Assets
 Including Expense
 Offsets................      0.99%*      0.99%     0.99%     0.99%     0.98%     N/A

*  Annualized
** Not Annualized
+ Total return would have been lower had certain expenses not been waived and expenses assumed by Affiliates during the periods indicated.


The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                 SAMI PREFERRED STOCK INCOME PORTFOLIO

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (Unaudited)


  UAM Funds, Inc. and UAM Funds Trust (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The SAMI Pre-ferred Stock Income Portfolio (the "Portfolio"), a portfolio of UAM Funds, Inc., is a diversified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The ob-jective of the Portfolio is to provide a high level of dividend income consis-tent with capital preservation.

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the average be-tween the last reported bid and last reported offer prices quoted on such day. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approxi-mates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Directors.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to deter-mine the adequacy of the collateral. In the event of default on the obli-gation to repurchase, the Portfolio

UAM FUNDS                                 SAMI PREFERRED STOCK INCOME PORTFOLIO

-------------------------------------------------------------------------------

  has the right to liquidate the collateral and apply the proceeds in satis-faction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collat-eral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income monthly. Any realized net capital gains will be distributed at least annually. All distributions are re-corded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These dif-ferences are primarily due to differing book and tax treatments for the timing of the recognition of gains or losses on investments.

    Permanent book and tax basis differences relating to shareholder distri-butions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. Futures and Options Contracts: The Portfolio may use futures and op-tions contracts to hedge against changes in the values of securities the Portfolio owns or expects to purchase. The Portfolio will engage in futures and options transactions for hedging purposes only and not for speculative purposes. The Portfolio may also write options on securities it owns or in which it may invest to increase its current returns.

    The potential risk to the Portfolio is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

UAM FUNDS                                 SAMI PREFERRED STOCK INCOME PORTFOLIO

-------------------------------------------------------------------------------

    Futures contracts are valued at the quoted daily settlement prices es-tablished by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

    The Portfolio had the following futures contracts open at April 30, 1999:

                                                             Net Unrealized
                            Number of  Aggregate  Expiration  Appreciation
   Contracts                Contracts Face Value     Date    (Depreciation)
   ---------                --------- ----------- ---------- --------------
   Short:
   U.S. Treasury Long
     Bond..................    132    $15,864,750 June 1999     $605,923
   U.S. Treasury 10 Year
     Note..................     13      1,490,938 June 1999       11,984
                                                                --------
                                                                $617,907
                                                                ========

    6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets, if any, for custodian balance credits.

  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Spectrum Asset Management, Inc. (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets. The Adviser has voluntarily agreed to waive a por-tion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of ex-pense offset arrangements, from exceeding 0.99% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing and transfer agent services to the Portfolio un-der a Fund Administration Agreement. The Administrator has entered into a Mu-tual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including administrative and fund accounting

UAM FUNDS                                 SAMI PREFERRED STOCK INCOME PORTFOLIO

-------------------------------------------------------------------------------

services. The Administrator has entered into an Agency Agreement with DST Sys-tems, Inc. ("DST"), under which DST provides transfer agent and dividend-dis-bursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

  In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:

  --Effective April 15, 1999, an annual base fee, which is retained by the Administrator, calculated at an annual rate equal to $14,500 for the first operational share class.
  --A portfolio-specific monthly fee of 0.06% per annum of the average daily net assets of the Portfolio, which is retained by the Administrator. --An annual base fee that the Administrator pays to CGFSC for its adminis-
    trative and fund accounting services calculated at an annual rate of no more than $52,500 for the first operational share class: plus 0.039% of their pro rata share of the combined average net assets of the UAM Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.
  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as shareholder-servicing agent equal to $7,500 for the first opera-tional share class.

  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the six months ended April 30, 1999, the Administrator earned $51,659 from the Portfolio of which $32,003 and $4,157 was paid to CGFSC and UAMSSC, respectively, for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Directors' Fees: Each Director, who is not an officer or affiliated per-son, receives $2,000 per meeting attended plus reimbursement of expenses in-curred in

UAM FUNDS                                 SAMI PREFERRED STOCK INCOME PORTFOLIO

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attending Board meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $150 for each active portfolio of the UAM Funds.

  G. Purchases and Sales: For the six months ended April 30, 1999, the Portfo-lio made purchases of $2,858,437 and sales of $13,198,638 of investment secu-rities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quar-ter, is accrued by each participating portfolio based on its average daily un-used portion of the line of credit. During the six months ended April 30, 1999, the Portfolio had no borrowings under the agreement.

  I. Other: At April 30, 1999, 86% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding.

  At October 31, 1998, the Portfolio had available a capital loss carryover for Federal income tax purposes of $9,489,862 of which $8,119,031, $947,715 and $423,116 will expire on October 31, 2003, 2005 and 2006, respectively.

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UAM FUNDS                                  SAMI PREFERRED STOCK INCOME PORTFOLIO

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Officers and Directors

Norton H. Reamer                        William H. Park
Director, President and Chairman        Vice President

John T. Bennett, Jr.                    Michael E. DeFao
Director                                Secretary

Nancy J. Dunn                           Gary L. French
Director                                Treasurer

Philip D. English                       Robert R. Flaherty
Director                                Assistant Treasurer

William A. Humenuk                      Michael J. Leary
Director                                Assistant Treasurer

James P. Pappas                         Michelle Azrialy
Director                                Assistant Secretary

Peter M. Whitman, Jr.
Director
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UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Spectrum Asset Management, Inc.
Four High Ridge Park
Stamford, CT 06905

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110                        ----------------------------------------
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.
                                        ----------------------------------------